MSS SERIES TRUST

Towpath Focus Fund

Ticker: TOWFX

Towpath Technology Fund

Ticker: TOWTX

Prospectus

Supplement dated June 10, 2024 to Supplement the Prospectus

Dated March 28, 2024

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Back Cover:

Custodian

Huntington National Bank

Statement of Additional Information

Supplement dated June 10, 2024 to Supplement the Statement of Additional Information

Dated March 28, 2024

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Page 20:

Custodian

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, serves as the Funds' custodian ("Custodian").  The Custodian acts as the Funds' depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds' request and maintains records in connection with its duties.

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This Supplement and the Prospectus and Statement of Additional Information dated March 28, 2024, as supplemented June 10, 2024, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-877-593-8637.

Please retain this Supplement for future reference.